Effects on Initial Application of IFRS 9 and Information for the Years Ended December 31, 2016 and 2017 in Conformity With IAS 39 - Summary of Significant Accounts (Detail) $ in Thousands	Dec. 31, 2017 TWD ($)
Disclosure of financial assets [Line Items]
Available-for-sale financial assets	$ 20,890
Gross carrying amount [member]
Disclosure of financial assets [Line Items]
Available-for-sale financial assets	49,474
Allowance for impairment losses [member]
Disclosure of financial assets [Line Items]
Available-for-sale financial assets	$ (28,584)